BORROWED FUNDS (Tables)	12 Months Ended
Dec. 31, 2013
BORROWED FUNDS [Abstract]
Composition of borrowings

The composition of borrowings (excluding junior subordinated debentures) at December 31 is as follows:

(In thousands)	2013	2012
Short-term:
FHLB Advances	$24,000	$9,000
Long-term:
FHLB advances	$16,000	$20,000
ESOP loan payable	853	964
Citigroup Repurchase agreements	-	5,000
Total long-term borrowings	$16,853	$25,964

Scheduled maturities of debt

The principal balances, interest rates and maturities of the remaining borrowings, all of which are at a fixed rate, at December 31, 2013 are as follows:

Term	Principal	Rates
(Dollars in thousands)
Advances with FHLB
due within 1 year	5,000	2.85% - 3.07%
due within 2 years	2,000	2.79%
due within 3 years	3,000	2.12%
due within 4 years	4,000	1.36% - 2.56%
due within 10 years	2,000	2.55%
Total advances with FHLB	$16,000
Total long-term fixed rate borrowings	$16,000

At December 31, 2013, scheduled repayments of long-term debt are as follows (in thousands):

2014	$5,110
2015	2,110
2016	3,110
2017	4,110
2018	110
Thereafter	2,303
$16,853